Acquired Intangible Assets and Goodwill - Goodwill Impairment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Acquired Intangible Assets and Goodwill
Beginning Balance	$ 3,124	$ 3,124
Impairment loss on goodwill		0	$ 0
Ending Balance	3,124	3,124	$ 3,124
Tool manufacturing and related services
Acquired Intangible Assets and Goodwill
Beginning Balance	900
Ending Balance	900	900
Coating services
Acquired Intangible Assets and Goodwill
Beginning Balance	2,224
Ending Balance	$ 2,224	$ 2,224